Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	541,863,886.43	29,558
Yield Supplement Overcollateralization Amount 02/28/25	49,458,983.17	0
Receivables Balance 02/28/25	591,322,869.60	29,558
Principal Payments	25,943,936.44	1,222
Defaulted Receivables	894,496.16	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	46,541,484.90	0
Pool Balance at 03/31/25	517,942,952.10	28,301

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.43%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,318,135.50	325
Past Due 61-90 days	2,563,757.84	94
Past Due 91-120 days	479,153.24	24
Past Due 121+ days	0.00	0
Total	11,361,046.58	443

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	660,672.21
Aggregate Net Losses/(Gains) - March 2025	233,823.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	0.67%
Second Prior Net Losses/(Gains) Ratio	1.18%
Third Prior Net Losses/(Gains) Ratio	0.98%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	5,956,343.95
Actual Overcollateralization	5,956,343.95
Weighted Average Contract Rate	6.28%
Weighted Average Contract Rate, Yield Adjusted	11.21%
Weighted Average Remaining Term	46.44

Flow of Funds	$ Amount
Collections	29,516,880.28
Investment Earnings on Cash Accounts	12,468.95
Servicing Fee	(492,769.06)
Transfer to Collection Account	-
Available Funds	29,036,580.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,328,036.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	2,669,499.64
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,956,343.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,830,664.50

Total Distributions of Available Funds	29,036,580.17

Servicing Fee	492,769.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	535,632,451.74
Principal Paid	23,645,843.59
Note Balance @ 04/15/25	511,986,608.15

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	55,596,225.84
Principal Paid	11,822,921.80
Note Balance @ 04/15/25	43,773,304.04
Note Factor @ 04/15/25	23.1727390%

Class A-2b
Note Balance @ 03/17/25	55,596,225.90
Principal Paid	11,822,921.79
Note Balance @ 04/15/25	43,773,304.11
Note Factor @ 04/15/25	23.1727391%

Class A-3
Note Balance @ 03/17/25	317,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	317,800,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	61,560,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	30,060,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	15,020,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,560,072.08
Total Principal Paid	23,645,843.59
Total Paid	26,205,915.67

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	273,811.41
Principal Paid	11,822,921.80
Total Paid to A-2a Holders	12,096,733.21

Class A-2b
SOFR Rate	4.34867%
Coupon	4.92867%
Interest Paid	220,734.67
Principal Paid	11,822,921.79
Total Paid to A-2b Holders	12,043,656.46

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5617628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6614602
Total Distribution Amount	26.2232230

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4495046
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.5882573
Total A-2a Distribution Amount	64.0377619

A-2b Interest Distribution Amount	1.1685266
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.5882572
Total A-2b Distribution Amount	63.7567838

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	112.89
Noteholders' Third Priority Principal Distributable Amount	635.21
Noteholders' Principal Distributable Amount	251.90

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	2,504,634.24
Investment Earnings	9,042.66
Investment Earnings Paid	(9,042.66)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,790,100.99	3,173,601.81	3,650,801.10
Number of Extensions	104	113	135
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.51%	0.57%